CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS	12 Months Ended
Dec. 31, 2017
GUARANTOR FOOTNOTE [Abstract]
CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS

DCLC, DPC, Delaware City Terminaling Company LLC, Toledo Terminaling Company LLC, PLPT, PBFX Op Co, TVPC, PNGPC, TRLC, CLC, PTC and DSLC serve as guarantors of the obligations under the 2023 Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, the Partnership is referred to as “Issuer.” The indenture dated May 12, 2015, among the Partnership, PBF Logistics Finance, the guarantors party thereto and Deutsche Bank Trust Company Americas, as Trustee, governs subsidiaries designated as “Guarantor Subsidiaries.”

The 2023 Notes were co-issued by PBF Logistics Finance. For purposes of the following footnote, PBF Logistics Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor Subsidiaries’ investment in its subsidiaries are accounted for under the equity method of accounting.

	December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,133	$12,088	$—	$—	$64,221
Marketable securities - current	40,024	—	—	—	40,024
Accounts receivable - affiliates	125	37,738	—	—	37,863
Accounts receivable	—	4,294	—	—	4,294
Prepaids and other current assets	306	1,351	—	—	1,657
Due from related parties	5,168	246,870	—	(252,038)	—
Total current assets	97,756	302,341	—	(252,038)	148,059
Property, plant and equipment, net	—	619,321	—	—	619,321
Investment in subsidiaries	711,386	—	—	(711,386)	—
Total assets	$809,142	$921,662	$—	$(963,424)	$767,380
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$1,670	$5,961	$—	$—	$7,631
Accounts payable and accrued liabilities	5,719	15,152	—	—	20,871
Current portion of long-term debt	39,664	—	—	—	39,664
Deferred revenue	—	952	—	—	952
Due to related parties	246,870	5,168	—	(252,038)	—
Total current liabilities	293,923	27,233	—	(252,038)	69,118
Long-term debt	532,011	—	—	—	532,011
Other long-term liabilities	—	3,161	—	—	3,161
Total liabilities	825,934	30,394	—	(252,038)	604,290

Commitments and contingencies (Note 10)

Equity:
Net investment - Predecessor	16,750	711,386	—	(711,386)	16,750
Common unitholders	241,275	—	—	—	241,275
Subordinated unitholder - PBF LLC	(276,083)	—	—	—	(276,083)
IDR holder - PBF LLC	1,266	—	—	—	1,266
Total PBF Logistics LP equity	(16,792)	711,386	—	(711,386)	(16,792)
Noncontrolling Interest	—	179,882	—	—	179,882
Total equity	(16,792)	891,268	—	(711,386)	163,090
Total liabilities and equity	$809,142	$921,662	$—	$(963,424)	$767,380
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS (1)

	Year Ended December 31, 2017
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$240,654	$—	$—	$240,654
Third-party	—	16,934	—	—	16,934
Total revenue	—	257,588	—	—	257,588

Costs and expenses:
Operating and maintenance expenses	—	73,521	—	—	73,521
General and administrative expenses	16,284	—	—	—	16,284
Depreciation and amortization	—	24,404	—	—	24,404
Total costs and expenses	16,284	97,925	—	—	114,209

Income (loss) from operations	(16,284)	159,663	—	—	143,379

Other income (expense):
Equity in earnings of subsidiaries	159,663	—	—	(159,663)	—
Interest expense, net	(31,875)	—	—	—	(31,875)
Amortization of loan fees and debt premium	(1,488)	—	—	—	(1,488)
Net income	110,016	159,663	—	(159,663)	110,016
Less: Net loss attributable to Predecessor	—	(4,986)	—	—	(4,986)
Less: Net income attributable to noncontrolling interest	—	14,565	—	—	14,565
Net income attributable to the partners	110,016	150,084	—	(159,663)	100,437
Less: Net income attributable to the IDR holder	9,055	—	—	—	9,055
Net income attributable to PBF Logistics LP unitholders	$100,961	$150,084	$—	$(159,663)	$91,382
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS (1)

	Year Ended December 31, 2016
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$175,448	$—	$—	$175,448
Third-party	—	13,558	—	—	13,558
Total revenue	—	189,006	—	—	189,006

Costs and expenses:
Operating and maintenance expenses	—	51,393	—	—	51,393
General and administrative expenses	16,609	358	—	—	16,967
Depreciation and amortization	—	15,406	—	—	15,406
Total costs and expenses	16,609	67,157	—	—	83,766

Income (loss) from operations	(16,609)	121,849	—	—	105,240

Other income (expense):
Equity in earnings of subsidiaries	121,849	—	—	(121,849)	—
Interest expense, net	(28,755)	—	—	—	(28,755)
Amortization of loan fees	(1,678)	—	—	—	(1,678)
Net income	74,807	121,849	—	(121,849)	74,807
Less: Net loss attributable to Predecessor	—	(11,832)	—	—	(11,832)
Less: Net income attributable to noncontrolling interest	—	5,679	—	—	5,679
Net income attributable to the partners	74,807	128,002	—	(121,849)	80,960
Less: Net income attributable to the IDR holder	4,031	—	—	—	4,031
Net income attributable to PBF Logistics LP unitholders	$70,776	$128,002	$—	$(121,849)	$76,929
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS (1)

	Year Ended December 31, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$142,102	$—	$—	$142,102
Third-party	—	594	—	—	594
Total revenue	—	142,696	—	—	142,696

Costs and expenses:
Operating and maintenance expenses	—	30,730	—	—	30,730
General and administrative expenses	13,408	490	—	—	13,898
Depreciation and amortization expense	—	7,806	—	—	7,806
Total costs and expenses	13,408	39,026	—	—	52,434

Income (loss) from operations	(13,408)	103,670	—	—	90,262

Other income (expenses):
Equity in earnings of subsidiaries	103,683	—	—	(103,683)	—
Interest expenses net	(19,952)	13	—	—	(19,939)
Amortization of loan fees	(1,315)	—	—	—	(1,315)
Net income	69,008	103,683	—	(103,683)	69,008
Less: Net loss attributable to Predecessor	—	(4,840)	—	—	(4,840)
Net income attributable to the partners	69,008	108,523	—	(103,683)	73,848
Less: Net income attributable to the IDR holder	—	—	—	—	—
Net income attributable to PBF Logistics LP unitholders	$69,008	$108,523	$—	$(103,683)	$73,848
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

	Year Ended December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$74,807	$121,849	$—	$(121,849)	$74,807
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	15,406	—	—	15,406
Amortization of loan fees	1,678	—	—	—	1,678
Unit-based compensation expense	4,360	—	—	—	4,360
Equity in earnings of subsidiaries	(121,849)	—	—	121,849	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(125)	(12,314)	—	—	(12,439)
Accounts receivable	—	(4,294)	—	—	(4,294)
Prepaids and other current assets	(71)	3,223	—	—	3,152
Accounts payable - affiliates	1,096	2,417	—	—	3,513
Accounts payable and accrued liabilities	(211)	8,131	—	—	7,920
Amounts due to/from related parties	115,616	(115,616)	—	—	—
Deferred revenue	—	952	—	—	952
Other assets and liabilities	(672)	(330)	—	—	(1,002)
Net cash provided by operating activities	74,629	19,424	—	—	94,053

Cash flows from investing activities:
Plains Asset Purchase	(98,373)	—	—	—	(98,373)
Expenditures for property, plant and equipment	—	(25,573)	—	—	(25,573)
Purchases of marketable securities	(1,909,965)	—	—	—	(1,909,965)
Maturities of marketable securities	2,104,209	—	—	—	2,104,209
Investment in subsidiaries	(3,053)	—	—	3,053	—
Net cash provided by (used in) investing activities	92,818	(25,573)	—	3,053	70,298

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378	—	—	—	138,378
Distribution to PBF LLC related to Acquisitions from PBF	(175,000)	—	—	—	(175,000)
Distributions to unitholders	(67,534)	—	—	—	(67,534)
Contribution from parent	—	18,237	—	(3,053)	15,184
Repayment of term loan	(194,536)	—	—	—	(194,536)
Proceeds from revolving credit facility	194,700	—	—	—	194,700
Repayment of revolving credit facility	(30,000)	—	—	—	(30,000)
Net cash (used in) provided by financing activities	(133,992)	18,237	—	(3,053)	(118,808)

Net change in cash and cash equivalents	33,455	12,088	—	—	45,543
Cash and equivalents, beginning of period	18,678	—	—	—	18,678
Cash and equivalents, end of period	$52,133	$12,088	$—	$—	$64,221
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS (1)

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$69,008	$103,683	$—	$(103,683)	$69,008
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	7,806	—	—	7,806
Amortization of loan fees	1,315	—	—	—	1,315
Unit-based compensation expense	4,279	—	—	—	4,279
Equity in earnings of subsidiaries	(103,683)	—	—	103,683	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	—	(12,319)	—	—	(12,319)
Prepaids and other current assets	(66)	(51)	—	—	(117)
Accounts payable - affiliates	93	122	—	—	215
Accounts payable and accrued liabilities	3,419	69	—	—	3,488
Amounts due to/from related parties	101,938	(101,938)	—	—	—
Other assets and liabilities	(19)	—	—	—	(19)
Net cash provided by operating activities	76,284	(2,628)	—	—	73,656

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(10,005)	—	—	(10,005)
Purchases of marketable securities	(2,067,286)	—	—	—	(2,067,286)
Maturities of marketable securities	2,067,983	—	—	—	2,067,983
Investment in subsidiaries	(820)	—	—	820	—
Net cash used in investing activities	(123)	(10,005)	—	820	(9,308)

Cash flows from financing activities:
Distribution to PBF LLC related to Acquisitions from PBF	(112,500)	—	—	—	(112,500)
Distributions to unitholders	(49,524)	—	—	—	(49,524)
Distribution to parent	—	(1,036)	—	—	(1,036)
Contribution from parent	—	13,669	—	(820)	12,849
Proceeds from issuance of senior notes	350,000	—	—	—	350,000
Repayment of term loan	(700)	—	—	—	(700)
Proceeds from revolving credit facility	24,500	—	—	—	24,500
Repayment of revolving credit facility	(275,100)	—	—	—	(275,100)
Deferred financing costs	(8,324)	—	—	—	(8,324)
Net cash (used in) provided by financing activities	(71,648)	12,633	—	(820)	(59,835)

Net change in cash and cash equivalents	4,513	—	—	—	4,513
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$18,678	$—	$—	$—	$18,678
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.